Stock Options and Warrants - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2007 Private placement [Member]	Dec. 31, 2008 Private placement [Member]	Dec. 31, 2007 Maximum [Member]	Dec. 31, 2007 Minimum [Member]	Mar. 31, 2007 Individuals [Member]	Dec. 31, 2007 Individuals [Member]	Mar. 31, 2007 Brookstreet [Member]	Dec. 31, 2007 Brookstreet [Member]	Dec. 31, 2006 Brookstreet [Member]	Dec. 31, 2007 Brookstreet [Member] Private placement [Member]	Sep. 30, 2013 2006 Plan [Member]	Dec. 31, 2012 2006 Plan [Member]	Sep. 30, 2013 2010 Plan [Member]	Dec. 31, 2012 2010 Plan [Member]	Dec. 31, 2010 2010 Plan [Member]	Sep. 30, 2013 2006 Plan and 2010 Plan [Member]	Dec. 31, 2012 2006 Plan and 2010 Plan [Member]	Dec. 31, 2011 2006 Plan and 2010 Plan [Member]	Dec. 31, 2009 2006 Plan and 2010 Plan [Member]	Sep. 30, 2013 2006 Plan and 2010 Plan [Member] Maximum [Member]	Dec. 31, 2012 2006 Plan and 2010 Plan [Member] Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted to employees, directors and consultants																				15,000,000	15,000,000			18,000,000	1,352,500	2,398,000	6,997,500	10,257,593
Expiry of options																				10 years	10 years	10 years	10 years		10 years	10 years
Options vesting terms																									50 months	50 months
Stock-based compensation expense	$ 442,000.0	$ 534,000.0	$ 1,300,000	$ 1,800,000	$ 2,360,000	$ 3,540,000									$ 222,000
Unrecognized compensation expense related to stock options	2,300,000	4,400,000	2,300,000	4,400,000	3,370,000	7,450,000
Weighted average period	1 year 8 months 12 days	2 years 4 months 24 days			2 years 2 months 12 days	2 years 10 months 24 days
Options issued																													10 years	10 years
Compensation received as warrants	5,780,175		5,780,175		7,969,230	11,141,598												1,976,190
Additional warrants earned										274,000				426,767		274,000	2,250,190
Warrant exercised								0.20	0.20	1.00	0.56				0.80				1.00
Non-cash offering cost																	1,200,000
Private equity placement total																	9,900,000
Cash offering costs																	$ 1,500,000
Period	0 years	5 years 7 months 6 days	6 years 1 month 6 days	5 years 8 months 12 days	5 years 8 months 9 days	6 years 1 month 17 days	5 years					3 years	5 years
Risk free interest rates	0.00%	0.88%	0.95%	0.94%	0.94%	1.81%						5.13%	4.58%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%					0.00%	0.00%
Volatility rate minimum	0.00%	124.93%	118.34%	123.63%	121.90%	81.00%						71.00%	63.00%